Form N-1A Supplement	Nov. 14, 2025
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus,
and Statement of Additional Information (“SAI”),
each dated October 10, 2025

Effective immediately, the Fund’s ticker symbol is changed to MSST. Accordingly, effective immediately, all references to the Fund’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect MSST.

Please retain this Supplement for future reference.